Dec. 29, 2017

GOLDMAN SACHS TRUST

Class R6 Shares of the

Goldman Sachs Financial Square Government Fund

(the “Fund”)

Supplement dated February 21, 2018 to the

Prospectus dated December 29, 2017

At its meeting held on February 15, 2018, the Board of Trustees of Goldman Sachs Trust approved a reduction to the Fund’s contractual management fee rate, as outlined below.

Current Fee	Reduced Fee
0.205%	0.16%

Effective immediately, the Fund’s Prospectus is revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnote in the “Summary—Fees and Expenses of the Fund” section of the Prospectus:

Government Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.16%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.18%

[1]	The Fund’s “Management Fees” have been restated to reflect current fees.

The following replaces in its entirety the “Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6 Shares	$18	$58	$101	$230